Warrants	9 Months Ended
	Oct. 31, 2021	Sep. 30, 2021
Class of Warrant or Right [Line Items]
Warrants
Note 6 — Warrants
As of
S
eptember
 30, 2021, the Company had 8,625,000 and 4,450,000 Public Warrants and Private Placement Warrants outstanding, respectively. There were no warrants outstanding as of December 31, 2020.
Public Warrants may only be exercised for a whole number of shares. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. The Public Warrants will become exercisable 30 days after the completion of a Business Combination; provided in each case that the Company has an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to them is available (or the Company permits holders to exercise their Public Warrants on a cashless basis and such cashless exercise is exempt from registration under the Securities Act). The Company agreed that as soon as practicable, but in no event later than 15 business days, after the closing of a Business Combination, the Company will use its best efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the Class A ordinary shares issuable upon exercise of the Public Warrants. If the shares issuable upon exercise of the warrants are not registered under the Securities Act, the Company will be required to permit holders to exercise their warrants on a cashless basis. However, no warrant will be exercisable for cash or on a cashless basis, and the Company will not be obligated to issue any shares to holders seeking to exercise their warrants, unless the issuance of the shares upon such exercise is registered or qualified under the securities laws of the state of the exercising holder, or an exemption from registration is available. Notwithstanding the above, if the Company’s Class A ordinary shares are at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company elects, the Company will not be required to file or maintain in effect a registration statement, but the Company will use its best efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
The warrants have an exercise price of $11.50 per share, subject to adjustments, and will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. In addition, if (x) the Company issues additional Class A ordinary shares or equity-linked securities for capital raising purposes in connection with the closing of the initial Business Combination at an issue price or effective issue price of less than $9.20 per Class A ordinary share (with such issue price or effective issue price to be determined in good faith by the board of directors and, in the case of any such issuance to the initial shareholders or their affiliates, without taking into account any Founder Shares held by the initial shareholders or such affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial Business Combination on the date of the consummation of the initial Business Combination (net of redemptions), and (z) the volume weighted average trading price of Class A ordinary shares during the 10 trading day period starting on the trading day prior to the day on which the Company consummates its initial Business Combination (such price, the “Market Value”) is below $9.20 per share, then the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described under “
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00
” and “
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price, and the $10.00 per share redemption trigger price described under “
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00
” will be adjusted (to the nearest cent) to be equal to the higher of the Market Value and the Newly Issued Price.
The Private Placement Warrants are identical to the Public Warrants underlying the Units sold in the Initial Public Offering, except that the Private Placement Warrants and the Class A ordinary shares issuable upon exercise of the Private Placement Warrants will not be transferable, assignable or salable until 30 days after the completion of a Business Combination, subject to certain limited exceptions. Additionally, except as described below, the Private Placement Warrants will be non-redeemable
so long as they are held by the initial purchasers
or such purchasers’ permitted transferees. If the Private Placement Warrants are held by someone other than the Initial Shareholders or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
Redemption of warrants when the price per Class A ordinary share equals or exceeds $18.00:
Once the warrants become exercisable, the Company may redeem the outstanding warrants (except as described herein with respect to the Private Placement Warrants):

•	in whole and not in part; and

•	at a price of $0.01 per warrant; and

•	upon a minimum of 30-days’ prior written notice of redemption; and

•
if, and only if, the last reported sale price (the “closing price”) of Class A ordinary shares equals or exceeds $18.00 per share (as adjusted) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The Company will not redeem the warrants as described above unless an effective registration statement under the Securities Act covering the Class A ordinary shares issuable upon exercise of the warrants is effective and a current prospectus relating to those Class A ordinary shares is available throughout the
30-day
redemption period. If and when the warrants become redeemable by the Company, it may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of warrants when the price per Class A ordinary share equals or exceeds $10.00:
Once the warrants become exercisable, the Company may redeem the outstanding warrants:

•	in whole and not in part; and

•	at a price of $0.10 per warrant; and

•
upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of Class A ordinary shares;
 and

•
if, and only if, the closing price of Class A ordinary shares equals or exceeds $10.00 per Public Share (as adjusted) for any 20 trading days within the
30-trading
day period ending three trading days before the Company sends the notice of redemption to the warrant holders; and

•
if the closing price of the Class A ordinary shares for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders is less than $18.00 per Public Share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.

The “fair market value” of Class A ordinary shares for the above purpose shall mean the volume weighted average price of Class A ordinary shares during the 10 trading days immediately following the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 Class A ordinary shares per warrant (subject to adjustment).
In no event will the Company be required to net cash settle any warrant. If the Company is unable to complete a Business Combination within the Combination Period and the Company liquidates the funds held in the Trust Account, holders of warrants will not receive any of such funds with respect to their warrants, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with the respect to such warrants. Accordingly, the warrants may expire worthless.

Rigetti Holdings [Member]
Class of Warrant or Right [Line Items]
Warrants
7.	WARRANTS
In connection with the Loan and Security Agreement (discussed in Note 6), 398,040 common stock warrants were initially issued in March of 2021. These warrants were subsequently cancelled as part of an agreement amendment in May of 2021 and 995,099 new common stock warrants were issued at an exercise price of $0.214.
The grant fair value of the warrants was approximately
$
2.69
million. The change in fair value of the warrants from issuance date through October 31, 2021 of approximately $
1.5 million
was driven primarily by an increase in the fair value of the Company’s stock that occurred as a result of the merger agreement discussed in Note 1.
The outstanding common stock warrants were recognized as liabilities on the consolidated balance sheet and were measured at their inception date fair value using the Black Scholes model and will be subsequently remeasured at each reporting period with changes recorded as a component of other income in the Company’s consolidated statement of operations. The Company did not have any Common stock warrants classified as liabilities as of January 31, 2021. See below for the October 31, 2021 balance summary:

Warrant Class	Shares	Issuance Date	Price per Share	Expiration Date
Common Stock Warrants	995,099	May 18, 2021	$0.214	May 18, 2031
The warrant as it relates to the drawn commitment under the Loan and Security Agreement meets the requirements for liability classification under
ASC 480
Distinguishing Liabilities from Equity
. As the warrant was considered to be a direct and incremental cost of the debt, it’s allocated between drawn and undrawn commitment. Any cost allocated to the drawn commitment, including the warrant, was recorded as a debt issuance cost and is being amortized based on an effective interest rate method over the term of the debt agreement. Any cost allocated to the undrawn commitment was recorded as commitment fee asset which is being amortized on a straight line basis over the term of the debt agreement.The fair value of the common stock warrant liabilities presented above were measured using the Black Scholes model approach. Significant inputs into the respective models at October 31, 2021, are as follows:

Valuation Assumption	Common Stock Warrants
October 31, 2021

Stock price	$4.44
Strike price	$0.21
Volatility (annual)	51.90%
Risk-free rate	1.30%
Estimated time to expiration (years)	10
Dividend yield	0.00%
The company used the same assumptions to determine the fair value of the warrant liabilities as of the initial recognition of the liability other than the stock price of $2.87 and risk free rate of 1.63%
The Company
recorded a total loss of $1,552,546 to Change in Fair Value of Warrant Liability as a component of other income in the consolidated statement of operations for the nine-month period ended October 31, 2021.
Immaterial Error Correction
The Company previously issued interim financial statements as of and for the period ended July 31, 2021 in the Form S-4 filed by SNII on November 3, 2021. The Company subsequently identified and has corrected an immaterial error as it did not properly record a liability for warrants issued in conjunction with the loan and security agreement, which resulted in a discount on the notes and an end of term asset in relation to the future loan commitment as well as amortization of the discount (see Note 6). The table below represents the corrected balances and subtotals for amounts related to the balance sheet and income statement as of and for the period ended July 31, 2021, respectively.

	As of July 31, 2021 As Originally Reported	Correction of Immaterial Error	As of July 31, 2021 As Corrected
Consolidated Balance Sheet
Other Assets	$164,341	$555,977	$720,318

Total Assets	53,575,458	555,977	54,131,435

Other Current Liabilities	19,959	184,000	203,959

Total Current Liabilities	4,404,060	184,000	4,588,060
Notes Payable, net	19,958,361	(2,038,948)	17,919,413
Derivative warrant liabilities	—	2,690,574	2,690,574
Other Liabilities	369,274	157,033	526,307

Total Liabilities	24,731,695	992,659	25,724,354
Accumulated Deficit	(187,370,442)	(436,682)	(187,807,124)
Total Stockholders’ deficit	(52,679,378)	(436,682)	(53,116,060)
Total Preferred Stock	81,523,141	—	81,523,141
Total Liabilities, Pref Stock and Stockholder’s deficit	53,575,458	555,977	54,131,435

	As of July 31, 2021 As Originally Reported	Correction of Immaterial Error	As of July 31, 2021 As Corrected
Consolidated statement of operations
Interest income (expense), net	$(704,309)	$(436,682)	$(1,140,991)

Net Loss	(18,480,610)	(436,682)	(18,917,292)

Earnings per share	$(0.85)	$(0.02)	$(0.87)

Consolidated statement of Cashflows
Net Loss	(18,480,610)	(436,682)	(18,917,292)
Amortization of debt issuance costs	—	436,682	436,682

Net Cash used in operating activities	(18,480,610)	—	(18,480,610)

The increase in Other Assets reflects the net book value of the undrawn commitment fee asset that should have been recorded in connection with the Loan and security agreement.
The decrease in the notes payable balance is reflective of the debt issuance costs associated with the fair value of the warrants, less attributable amortization.
The increase in the Derivative warrant liability reflects the fair value of the warrant liability that should have been recorded in connection with the Loan and Security agreement. In addition, the increase in Other liabilities is attributable to the net book value of the End of Term charge attributable to the Loan and security agreement.
The increase in interest expense is a result of the amortization of the correct debt issuance costs.